Summary of Liabilities for Guarantees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 28,548	[1]	$ 25,673	[2]
Less reinsurance recoverables	10,747		10,541
Net balance	17,801		15,132
Incurred guarantee benefits	3,886		2,669
Paid guarantee benefits	0		0
Net change	3,886		2,669
Net balance	21,687		17,801
Plus reinsurance recoverables	8,542		10,747
Gross balance	30,229	[3]	28,548	[1]
Liability for guarantees related to death benefits and interest-sensitive life products
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	19,532	[1]	16,853	[2]
Less reinsurance recoverables	1,735		1,725
Net balance	17,797		15,128
Incurred guarantee benefits	3,885		2,669
Paid guarantee benefits	0		0
Net change	3,885		2,669
Net balance	21,682		17,797
Plus reinsurance recoverables	1,574		1,735
Gross balance	23,256	[3]	19,532	[1]
Liability for guarantees related to income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	1,579	[1]	2,175	[2]
Less reinsurance recoverables	1,575		2,171
Net balance	4		4
Incurred guarantee benefits	1
Paid guarantee benefits	0		0
Net change	1
Net balance	5		4
Plus reinsurance recoverables	956		1,575
Gross balance	961	[3]	1,579	[1]
Liability for guarantees related to accumulation and withdrawal benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	7,437	[1]	6,645	[2]
Less reinsurance recoverables	7,437		6,645
Paid guarantee benefits	0		0
Plus reinsurance recoverables	6,012		7,437
Gross balance	$ 6,012	[3]	$ 7,437	[1]

[1]	Included in the total liability balance as of December 31, 2015 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $1.6 million, variable annuity accumulation benefits of $6.8 million, variable annuity withdrawal benefits of $0.7 million and other guarantees of $17.8 million.
[2]	Included in the total liability balance as of December 31, 2014 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $2.2 million, variable annuity accumulation benefits of $6.0 million, variable annuity withdrawal benefits of $0.7 million and other guarantees of $15.1 million.
[3]	Included in the total liability balance as of December 31, 2016 are reserves for variable annuity death benefits of $1.6 million, variable annuity income benefits of $0.9 million, variable annuity accumulation benefits of $5.7 million, variable annuity withdrawal benefits of $0.3 million and other guarantees of $21.7 million.